UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jason Hadler
Professionally Managed Portfolios
c/o U.S. Bank Global Fund Services
777 E. Wisconsin Ave.
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1523
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  April 30, 2023

Item 1. Report to Stockholders.

(a)

Congress Large Cap Growth Fund

Congress Mid Cap Growth Fund

Congress Small Cap Growth Fund

SEMI-ANNUAL REPORT

April 30, 2023

CONGRESS FUNDS

TABLE OF CONTENTS

Sector Allocations	1
Schedules of Investments
Congress Large Cap Growth Fund (“Large Cap Growth”)	2
Congress Mid Cap Growth Fund (“Mid Cap Growth”)	4
Congress Small Cap Growth Fund (“Small Cap Growth”)	6
Statements of Assets and Liabilities	8
Statements of Operations	10
Statements of Changes in Net Assets	12
Financial Highlights	18
Notes to Financial Statements	24
Expense Examples	35
Additional Information	38
Statement Regarding Liquidity Risk Management Program	39
Privacy Notice	Inside Back Cover

CONGRESS FUNDS

SECTOR ALLOCATIONS at April 30, 2023 (Unaudited)

Large Cap Growth

Sector	Percent of Net Assets
Information Technology	35.4%
Consumer Discretionary	13.3%
Health Care	13.2%
Consumer Staples	10.1%
Industrials	8.5%
Financials	6.1%
Communication Services	5.1%
Materials	3.9%
Energy	3.8%
Cash [1]	0.6%
Total	100.0%

Mid Cap Growth

Sector	Percent of Net Assets
Information Technology	25.9%
Health Care	22.4%
Consumer Discretionary	21.7%
Industrials	15.4%
Consumer Staples	4.8%
Real Estate	2.5%
Materials	2.4%
Communication Services	2.0%
Financials	2.0%
Cash [1]	0.9%
Total	100.0%

Small Cap Growth

Sector	Percent of Net Assets
Industrials	22.6%
Information Technology	20.0%
Health Care	18.9%
Consumer Staples	12.1%
Consumer Discretionary	10.1%
Materials	4.4%
Financials	4.0%
Communication Services	2.4%
Energy	2.3%
Cash [1]	3.2%
Total	100.0%

1  Cash Equivalents and Other Assets in Excess of Liabilities.

LARGE CAP GROWTH

SCHEDULE OF INVESTMENTS at April 30, 2023 (Unaudited)

Shares		Value
COMMON STOCKS: 99.4%

Aerospace & Defense: 1.5%
13,450	Northrop Grumman
	Corp.	$6,204,082

Automobiles: 1.5%
35,600	Tesla, Inc. [1]	5,849,436

Beverages: 2.7%
56,300	PepsiCo, Inc.	10,747,107

Broadline Retail: 4.1%
155,600	Amazon.com, Inc. [1]	16,408,020

Capital Markets: 1.8%
21,225	CME Group,
	Inc. – Class A	3,942,968
10,000	Moody’s Corp.	3,131,200
		7,074,168
Chemicals: 1.9%
31,575	The Sherwin-
	Williams Co.	7,500,326

Communications
Equipment: 1.3%
110,896	Ciena Corp. [1]	5,105,652

Construction &
Engineering: 1.7%
41,525	Quanta
	Services, Inc.	7,044,301

Consumer Staples
Distribution: 3.4%
26,900	Costco Wholesale
	Corp.	13,536,618

Electrical Equipment: 1.7%
40,000	Eaton Corp PLC	6,684,800

Financial Services: 4.3%
74,100	Visa, Inc. – Class A	17,245,293

Ground Transportation: 1.6%
19,700	Old Dominion
	Freight Line, Inc.	6,311,683

Health Care Equipment &
Supplies: 4.9%
97,556	Abbott
	Laboratories	10,777,011
29,700	Intuitive
	Surgical, Inc. [1]	8,946,234
		19,723,245
Health Care Providers &
Services: 2.6%
21,400	UnitedHealth
	Group, Inc.	10,530,726

Health Care Technology: 1.0%
22,114	Veeva Systems,
	Inc. – Class A [1]	3,960,175

Hotels, Restaurants &
Leisure: 1.6%
42,950	Darden
	Restaurants, Inc.	6,525,393

Household Products: 2.5%
64,600	The Procter &
	Gamble Co.	10,102,148

Interactive Media &
Services: 4.6%
124,000	Alphabet,
	Inc. – Class A [1]	13,310,160
49,500	Alphabet,
	Inc. – Class C [1]	5,356,890
		18,667,050
IT Services: 6.2%
27,625	Accenture
	PLC – Class A	7,743,011

Machinery: 2.0%
55,800	Dover Corp.	8,155,728

Media: 0.5%
30,000	The Trade Desk
	Inc. – Class A [1]	1,930,200

Metals & Mining: 2.0%
217,200	Freeport-McMoRan
	Copper & Gold, Inc.	8,234,052

The accompanying notes are an integral part of these financial statements.

LARGE CAP GROWTH

SCHEDULE OF INVESTMENTS at April 30, 2023 (Unaudited) (Continued)

Shares		Value
COMMON STOCKS: 99.4% (Continued)

Oil, Gas &
Consumable Fuels: 3.8%
34,600	Chevron Corp.	$5,832,868
43,700	Pioneer Natural
	Resources Co.	9,506,935
		15,339,803
Personal Care Products: 1.5%
24,050	Estée Lauder
	Companies, Inc. –
	Class A	5,933,615

Pharmaceuticals: 4.7%
24,200	Eli Lilly & Co.	9,579,812
54,200	Zoetis, Inc.	9,527,276
		19,107,088
Semiconductors & Semiconductor
Equipment: 3.8%
26,000	NVIDIA Corp.	7,214,740
48,900	NXP
	Semiconductors NV	8,006,886
		15,221,626
Software: 20.6%
38,200	Adobe, Inc. [1]	14,422,792
26,500	Intuit, Inc.	11,764,675
96,800	Microsoft Corp.	29,742,768
9,675	Paycom
	Software, Inc. [1]	2,809,330
20,500	Roper
	Technologies, Inc.	9,322,990
10,675	ServiceNow, Inc. [1]	4,904,308
27,000	Synopsys, Inc. [1]	10,025,640
		82,992,503
Specialty Retail: 6.1%
45,475	The Home
	Depot, Inc.	13,667,057
11,700	O’Reilly
	Automotive, Inc. [1]	10,732,527
		24,399,584
Technology Hardware,
Storage & Peripherals: 7.8%
184,000	Apple, Inc.	31,221,120
TOTAL COMMON STOCKS
(Cost $210,939,427)		399,498,553

SHORT-TERM INVESTMENTS: 0.5%

Money Market Funds: 0.5%
1,944,276	First American
	Treasury
	Obligations Fund –
	Institutional Class,
	4.758% [2]	1,944,276
TOTAL SHORT-TERM
INVESTMENTS
(Cost $1,944,276)		1,944,276
TOTAL INVESTMENTS
IN SECURITIES: 99.9%
(Cost $212,883,703)		401,442,829
Other Assets in Excess
of Liabilities: 0.1%		420,064
TOTAL NET
ASSETS: 100.0%		$401,862,893

[1]	Non-income producing security.
[2]	Annualized seven-day effective yield as of April 30, 2023.

The accompanying notes are an integral part of these financial statements.

MID CAP GROWTH

SCHEDULE OF INVESTMENTS at April 30, 2023 (Unaudited)

Shares		Value
COMMON STOCKS: 99.1%

Biotechnology: 2.1%
265,000	Neurocrine
	Biosciences,
	Inc. [1]	$26,775,600

Capital Markets: 2.0%
275,000	Raymond James
	Financial, Inc.	24,895,750

Commercial Services
& Supplies: 2.8%
450,000	Copart, Inc. [1]	35,572,500

Communications
Equipment: 2.0%
550,000	Ciena Corp. [1]	25,322,000

Construction &
Engineering: 5.2%
225,000	EMCOR
	Group, Inc.	38,475,000
600,000	WillScot Mobile
	Mini Holdings
	Corp. [1]	27,240,000
		65,715,000
Consumer Staples
Distribution & Retail: 2.1%
350,000	BJ’s Wholesale
	Club Holdings,
	Inc. [1]	26,729,500

Containers & Packaging: 2.4%
175,000	Avery Dennison
	Corp.	30,534,000

Distributors: 2.5%
90,000	Pool Corp.	31,618,800

Electronic Equipment,
Instruments & Components: 4.5%
175,000	Keysight
	Technologies,
	Inc. [1]	25,312,000
75,000	Teledyne
	Technologies,
	Inc. [1]	31,080,000
		56,392,000
Entertainment: 2.0%
200,014	Take-Two
	Interactive
	Software, Inc. [1]	24,859,740

Ground Transportation: 2.4%
100,000	Saia, Inc. [1]	29,777,000

Health Care Equipment
& Supplies: 10.7%
365,000	Hologic, Inc. [1]	31,393,650
150,000	ResMed, Inc.	36,144,000
165,000	STERIS PLC	31,110,750
95,010	The Cooper
	Companies, Inc.	36,241,565
		134,889,965
Hotels, Restaurants
& Leisure: 5.5%
275,000	Choice Hotels
	International, Inc.	35,068,000
225,000	Darden
	Restaurants, Inc.	34,184,250
		69,252,250
Household Products: 2.7%
350,000	Church & Dwight
	Co., Inc.	33,992,000

IT Services: 2.4%
375,000	Akamai
	Technologies,
	Inc. [1]	30,738,750

Life Sciences Tools
& Services: 9.6%
375,000	Bruker Corp.	29,673,750
135,000	Charles River
	Laboratories
	International, Inc. [1]	25,666,200
20,000	Mettler-Toledo
	International, Inc. [1]	29,830,000
100,000	West
	Pharmaceutical
	Services, Inc.	36,124,000
		121,293,950

The accompanying notes are an integral part of these financial statements.

MID CAP GROWTH

SCHEDULE OF INVESTMENTS at April 30, 2023 (Unaudited) (Continued)

Shares		Value
COMMON STOCKS: 99.1% (Continued)

Machinery: 2.5%
150,000	IDEX Corp.	$30,948,000

Professional Services: 2.5%
325,000	Booz Allen
	Hamilton Holding
	Corp.	31,109,000

Residential REITs: 2.5%
225,000	Sun Communities,
	Inc. – REIT	31,259,250

Semiconductors & Semiconductor
Equipment: 9.6%
350,000	Diodes, Inc. [1]	27,895,000
400,000	Entegris, Inc.	29,968,000
65,000	Monolithic Power
	Systems, Inc.	30,028,050
315,027	Skyworks
	Solutions, Inc.	33,361,359
		121,252,409
Software: 7.4%
100,023	Paycom
	Software, Inc. [1]	29,043,678
281,451	Qualys, Inc. [1]	31,787,076
225,000	SPS Commerce,
	Inc. [1]	33,142,500
		93,973,254
Specialty Retail: 10.7%
150,000	Asbury Automotive
	Group, Inc. [1]	29,019,000
375,000	Floor & Decor
	Holdings, Inc. –
	Class A [1]	37,252,500
70,000	Ulta Beauty, Inc. [1]	38,600,100
250,000	Williams-
	Sonoma, Inc.	30,260,000
		135,131,600
Textiles, Apparel &
Luxury Goods: 3.0%
80,000	Deckers Outdoor
	Corp. [1]	38,347,200
TOTAL COMMON STOCKS
(Cost $909,584,103)		1,250,379,518

SHORT-TERM INVESTMENTS: 0.9%

Money Market Funds: 0.9%
11,753,481	First American
	Treasury
	Obligations
	Fund –
	Institutional
	Class, 4.758% [2]	11,753,481
TOTAL SHORT-TERM
INVESTMENTS
(Cost $11,753,481)		11,753,481
TOTAL INVESTMENTS
IN SECURITIES: 100.0%
(Cost $921,337,584)		1,262,132,999
Other Assets in Excess
of Liabilities: 0.0% [3]		5,866
TOTAL NET
ASSETS: 100.0%		$1,262,138,865

REIT – Real Estate Investment Trust
[1]	Non-income producing security.
[2]	Annualized seven-day effective yield as of April 30, 2023.
[3]	Does not round to 0.1% or (0.1)%, as applicable.

The accompanying notes are an integral part of these financial statements.

SMALL CAP GROWTH

SCHEDULE OF INVESTMENTS at April 30, 2023 (Unaudited)

Shares		Value
COMMON STOCKS: 96.8%

Aerospace & Defense: 2.7%
155,000	AeroVironment,
	Inc. [1]	$15,606,950

Automobile Components: 2.4%
125,000	Fox Factory
	Holding Corp. [1]	13,858,750

Banks: 2.4%
410,000	Ameris Bancorp	13,735,000

Beverages: 2.6%
150,000	MGP
	Ingredients, Inc.	14,802,000

Building Products: 4.8%
450,000	PGT Innovations,
	Inc. [1]	11,547,000
130,000	Simpson
	Manufacturing
	Co., Inc.	16,351,400
		27,898,400
Capital Markets: 1.6%
155,000	Cohen & Steers, Inc.	9,309,300

Chemicals: 4.4%
600,000	American
	Vanguard Corp.	11,550,000
105,000	Balchem Corp.	13,797,000
		25,347,000
Communications
Equipment: 2.4%
310,000	Calix, Inc. 1	14,167,000

Construction &
Engineering: 5.1%
105,000	Comfort Systems
	USA, Inc.	15,696,450
47,000	Valmont Industries,
	Inc.	13,656,320
		29,352,770
Consumer Staples Distribution
& Retail: 2.4%
410,000	Sprouts Farmers
	Market, Inc. [1]	14,210,600

Electronic Equipment,
Instruments & Components: 2.6%
115,000	Badger Meter, Inc.	15,217,950

Energy Equipment &
Services: 2.3%
580,000	Core
	Laboratories NV	13,055,800

Food Products: 2.4%
380,000	The Simply Good
	Foods Co. [1]	13,820,600

Health Care Equipment
& Supplies: 9.6%
135,000	CONMED Corp.	16,951,950
185,000	Integer Holdings
	Corp. [1]	15,234,750
210,000	Lantheus
	Holdings, Inc. [1]	17,944,500
340,000	Neogen Corp. [1]	5,854,800
		55,986,000
Health Care Providers
& Services: 5.0%
170,000	AMN Healthcare
	Services, Inc. [1]	14,679,500
440,000	Progyny, Inc. [1]	14,625,600
		29,305,100
Household Durables: 2.7%
215,000	Skyline Champion
	Corp. [1]	15,946,550

IT Services: 2.5%
225,000	Perficient, Inc. [1]	14,607,000

Leisure Products: 2.5%
375,000	YETI
	Holdings, Inc. [1]	14,793,750

Life Sciences Tools &
Services: 2.4%
70,000	Medpace
	Holdings, Inc. [1]	14,009,800

Machinery: 2.4%
150,000	EnPro
	Industries, Inc.	14,140,500

The accompanying notes are an integral part of these financial statements.

SMALL CAP GROWTH

SCHEDULE OF INVESTMENTS at April 30, 2023 (Unaudited) (Continued)

Shares		Value
COMMON STOCKS: 96.8% (Continued)

Media: 2.4%
390,000	Perion
	Network Ltd. [1]	$13,661,700

Personal Care Products: 4.7%
295,000	e.l.f Beauty, Inc. [1]	27,364,200

Pharmaceuticals: 1.9%
300,000	Supernus
	Pharmaceuticals,
	Inc. [1]	11,058,000

Professional Services: 7.6%
80,000	FTI
	Consulting, Inc. [1]	14,440,000
135,000	ICF
	International, Inc.	15,390,000
160,000	WNS Holdings
	Ltd. – ADR [1]	14,427,200
		44,257,200
Semiconductors & Semiconductor
Equipment: 6.5%
180,000	Onto
	Innovation, Inc. [1]	14,576,400
190,000	Power
	Integrations, Inc.	13,828,200
335,000	Ultra Clean
	Holdings, Inc. [1]	9,560,900
		37,965,500
Software: 3.9%
805,000	American Software,
	Inc. – Class B	9,611,700
115,000	Qualys, Inc. [1]	12,988,100
		22,599,800
Specialty Retail: 2.5%
200,000	Boot Barn
	Holdings, Inc. [1]	14,494,000

Technology Hardware, Storage
& Peripherals: 2.1%
410,000	Avid
	Technology, Inc. [1]	12,099,100
TOTAL COMMON STOCKS
(Cost $515,252,617)		562,670,320

SHORT-TERM INVESTMENTS: 3.2%

Money Market Funds: 3.2%
18,851,395	First American
	Treasury
	Obligations
	Fund –
	Institutional
	Class, 4.758% [2]	18,851,395
TOTAL SHORT-TERM
INVESTMENTS
(Cost $18,851,395)		18,851,395
TOTAL INVESTMENTS
IN SECURITIES: 100.0%
(Cost $534,104,012)		581,521,715
Other Assets in Excess
of Liabilities: 0.0% [3]		248,077
TOTAL NET
ASSETS: 100.0%		$581,769,792

ADR – American Depositary Receipt
[1]	Non-income producing security.
[2]	Annualized seven-day effective yield as of April 30, 2023.
[3]	Does not round to 0.1% or (0.1)%, as applicable.

The accompanying notes are an integral part of these financial statements.

CONGRESS FUNDS

STATEMENTS OF ASSETS AND LIABILITIES at April 30, 2023 (Unaudited)

	Large Cap	Mid Cap	Small Cap
	Growth	Growth	Growth
ASSETS
Investments in unaffiliated securities, at value
(Cost $212,883,703, $921,337,584,
and $534,104,012, respectively)	$401,442,829	$1,262,132,999	$581,521,715
Receivables:
Investment securities sold	547,669	—	—
Fund shares sold	44,910	1,215,416	5,169,924
Dividends and interest	247,651	575,450	100,795
Prepaid expenses	36,170	119,841	99,573
Total assets	402,319,229	1,264,043,706	586,892,007

LIABILITIES
Payables:
Investment securities purchased	—	—	4,393,290
Fund shares redeemed	179,827	734,711	197,055
Investment advisory fees, net	163,598	622,756	383,355
Sub-transfer agent fees	67,579	395,726	106,557
Fund administration fees	12,025	55,001	—
Audit fees	11,888	5,867	15,120
Fund accounting fees	7,626	36,098	—
Transfer agent fees	5,980	—	—
Custody fees	4,994	7,260	2,200
Trustees fees	1,107	—	—
Distribution fees – Retail Class	1,099	13,642	24,025
Chief Compliance Officer fees	613	924	613
Other accrued expenses	—	32,856	—
Total liabilities	456,336	1,904,841	5,122,215
NET ASSETS	$401,862,893	$1,262,138,865	$581,769,792

Commitments and contingencies (Note 3)	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

CONGRESS FUNDS

STATEMENTS OF ASSETS AND LIABILITIES at April 30, 2023 (Unaudited) (Continued)

	Large Cap	Mid Cap	Small Cap
	Growth	Growth	Growth
COMPONENTS OF NET ASSETS
Paid-in capital	$207,043,322	$882,323,902	$563,222,741
Total distributable (accumulated)
earnings (losses)	194,819,571	379,814,963	18,547,051
Total net assets	$401,862,893	$1,262,138,865	$581,769,792
Net Asset Value (unlimited shares authorized):
Retail Class:
Net assets	$2,528,172	$46,819,474	$94,767,591
Shares of beneficial interest
issued and outstanding	73,412	2,022,881	3,067,004
Net asset value, offering price, and
redemption price per share	$34.44	$23.14	$30.90
Institutional Class:
Net assets	$399,334,721	$1,215,319,391	$487,002,201
Shares of beneficial interest
issued and outstanding	11,523,742	51,165,782	13,752,354
Net asset value, offering price, and
redemption price per share	$34.65	$23.75	$35.41

The accompanying notes are an integral part of these financial statements.

CONGRESS FUNDS

STATEMENTS OF OPERATIONS For the Six Months Ended April 30, 2023 (Unaudited)

	Large Cap	Mid Cap	Small Cap
	Growth	Growth	Growth
INVESTMENT INCOME
Dividends from unaffiliated securities
(net of foreign withholding tax of
$13,636, $—, and $1,410, respectively)	$2,434,148	$3,937,308	$819,279
Interest	91,770	472,838	483,790
Total investment income	2,525,918	4,410,146	1,303,069

EXPENSES
Investment advisory fees	961,402	3,743,444	2,033,703
Distribution fees – Retail Class	3,229	56,899	108,718
Fund administration fees	92,461	300,780	98,211
Fund accounting fees	58,336	197,008	62,140
Sub-transfer agent fees	76,468	424,138	116,386
Transfer agent fees	65,575	141,812	101,014
Custody fees	14,869	39,877	17,286
Registration expenses	17,216	41,784	47,210
Miscellaneous expenses	4,545	16,094	5,125
Audit fees	13,088	19,416	10,120
Reports to shareholders	5,274	23,117	6,061
Trustees fees	14,503	22,277	13,554
Chief Compliance Officer fees	5,474	5,786	5,473
Legal fees	4,720	3,292	3,292
Insurance expenses	3,619	5,805	3,237
Total expenses	1,340,779	5,041,529	2,631,530
Less: fees waived	—	—	(130,221)
Net expenses	1,340,779	5,041,529	2,501,309
Net investment income (loss)	1,185,139	(631,383)	(1,198,240)

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on transactions from:
Unaffiliated investments	5,563,605	42,660,316	(21,563,461)
Net realized gain (loss) on investments	5,563,605	42,660,316	(21,563,461)
Net change in unrealized
appreciation/depreciation on:
Unaffiliated investments	19,621,875	42,269,473	41,365,510
Translation of Other Assets and Liabilities
Denominated in Foreign Currency	—	80	—
Change in net unrealized
appreciation/depreciation	19,621,875	42,269,553	41,365,510
Net realized and unrealized
gain (loss) on investments	25,185,480	84,929,869	19,802,049
Net increase (decrease) in net assets
resulting from operations	$26,370,619	$84,298,486	$18,603,809

The accompanying notes are an integral part of these financial statements.

CONGRESS FUNDS

(This Page Intentionally Left Blank.)

LARGE CAP GROWTH

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2023	Year Ended
	(Unaudited)	October 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$1,185,139	$1,798,773
Net realized gain (loss) on investments	5,563,605	14,124,269
Change in net unrealized appreciation/depreciation
on investments	19,621,875	(122,483,584)
Net increase (decrease) in net assets
resulting from operations	26,370,619	(106,560,542)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders – Retail Class	(96,810)	(368,947)
Net distributions to shareholders – Institutional Class	(14,881,083)	(47,672,036)
Total distributions to shareholders	(14,977,893)	(48,040,983)

CAPITAL SHARE TRANSACTIONS
Increase (decrease) in net assets derived from net
change in outstanding shares – Retail Class [1]	(186,618)	(229,797)
Increase (decrease) in net assets derived from net
change in outstanding shares – Institutional Class [1]	10,511,800	29,168,333
Total increase (decrease) in net assets
from capital share transactions	10,325,182	28,938,536
Total increase (decrease) in net assets	21,717,908	(125,662,989)

NET ASSETS
Beginning of period/year	380,144,985	505,807,974
End of period/year	$401,862,893	$380,144,985

The accompanying notes are an integral part of these financial statements.

LARGE CAP GROWTH

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

[1]	Summary of share transactions is as follows:

	Six Months Ended
	April 30, 2023		Year Ended
	(Unaudited)		October 31, 2022
	Shares	Amount	Shares	Amount
Retail Class:
Shares sold	13,868	$462,875	15,146	$590,191
Shares issued in
reinvestment of distributions	2,653	88,075	7,631	328,825
Shares redeemed	(22,392)	(737,568)	(29,127)	(1,148,813)
Net increase (decrease)	(5,871)	$(186,618)	(6,350)	$(229,797)

	Six Months Ended
	April 30, 2023		Year Ended
	(Unaudited)		October 31, 2022
	Shares	Amount	Shares	Amount
Institutional Class:
Shares sold	473,980	$15,686,895	480,021	$17,860,279
Shares issued in
reinvestment of distributions	382,512	12,768,251	958,960	41,542,167
Shares redeemed	(538,828)	(17,943,346)	(786,382)	(30,234,113)
Net increase (decrease)	317,664	$10,511,800	652,599	$29,168,333

The accompanying notes are an integral part of these financial statements.

MID CAP GROWTH

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2023	Year Ended
	(Unaudited)	October 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$(631,383)	$(3,841,604)
Net realized gain (loss) on investments	42,660,316	84,656,679
Change in net unrealized appreciation/depreciation
on investments	42,269,473	(573,332,504)
Change in net unrealized appreciation/depreciation
on translation of other assets	80	(96)
Net increase (decrease) in net assets
resulting from operations	84,298,486	(492,517,525)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders – Retail Class	(2,458,128)	(4,891,258)
Net distributions to shareholders – Institutional Class	(63,285,862)	(186,133,050)
Total distributions to shareholders	(65,743,990)	(191,024,308)

CAPITAL SHARE TRANSACTIONS
Increase (decrease) in net assets derived from net
change in outstanding shares – Retail Class [1]	3,128,981	20,570,855
Increase (decrease) in net assets derived from net
change in outstanding shares – Institutional Class [1]	5,161,764	149,876,322
Total increase (decrease) in net assets
from capital share transactions	8,290,745	170,447,177
Total increase (decrease) in net assets	26,845,241	(513,094,656)

NET ASSETS
Beginning of period/year	1,235,293,624	1,748,388,280
End of period/year	$1,262,138,865	$1,235,293,624

The accompanying notes are an integral part of these financial statements.

MID CAP GROWTH

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

[1]	Summary of share transactions is as follows:

	Six Months Ended
	April 30, 2023		Year Ended
	(Unaudited)		October 31, 2022
	Shares	Amount	Shares	Amount
Retail Class:
Shares sold	356,150	$8,178,214	1,100,898	$30,204,508
Shares issued in
reinvestment of distributions	92,170	2,108,850	138,303	4,270,789
Shares redeemed	(308,820)	(7,158,083)	(505,089)	(13,904,442)
Net increase (decrease)	139,500	$3,128,981	734,112	$20,570,855

	Six Months Ended
	April 30, 2023		Year Ended
	(Unaudited)		October 31, 2022
	Shares	Amount	Shares	Amount
Institutional Class:
Shares sold	7,073,503	$167,895,410	14,733,044	$410,224,289
Shares issued in
reinvestment of distributions	1,919,235	45,025,248	4,298,462	135,573,492
Shares redeemed	(8,693,334)	(207,758,894)	(14,449,762)	(395,921,459)
Net increase (decrease)	299,404	$5,161,764	4,581,744	$149,876,322

The accompanying notes are an integral part of these financial statements.

SMALL CAP GROWTH

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2023	Year Ended
	(Unaudited)	October 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$(1,198,240)	$(2,199,561)
Net realized gain (loss) on investments	(21,563,461)	(4,049,060)
Change in net unrealized appreciation/depreciation
on investments	41,365,510	(56,799,620)
Net increase (decrease) in net assets
resulting from operations	18,603,809	(63,048,241)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders – Retail Class	—	(14,126,807)
Net distributions to shareholders – Institutional Class	—	(19,881,356)
Total distributions to shareholders	—	(34,008,163)

CAPITAL SHARE TRANSACTIONS
Increase (decrease) in net assets derived from net
change in outstanding shares – Retail Class [1]	5,693,854	31,949,546
Increase (decrease) in net assets derived from net
change in outstanding shares – Institutional Class [1]	150,389,300	255,921,397
Total increase (decrease) in net assets from
capital share transactions	156,083,154	287,870,943
Total increase (decrease) in net assets	174,686,963	190,814,539

NET ASSETS
Beginning of period/year	407,082,829	216,268,290
End of period/year	$581,769,792	$407,082,829

The accompanying notes are an integral part of these financial statements.

SMALL CAP GROWTH

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

[1]	Summary of share transactions is as follows:

	Six Months Ended
	April 30, 2023		Year Ended
	(Unaudited)		October 31, 2022
	Shares	Amount	Shares	Amount
Retail Class:
Shares Sold	515,920	$15,467,767	1,582,086	$52,966,487
Shares issued in
reinvestment of distributions	—	—	372,790	13,599,362
Shares redeemed	(327,223)	(9,773,913)	(1,081,058)	(34,616,303)
Net increase (decrease)	188,697	$5,693,854	873,818	$31,949,546

	Six Months Ended
	April 30, 2023		Year Ended
	(Unaudited)		October 31, 2022
	Shares	Amount	Shares	Amount
Institutional Class:
Shares Sold	6,377,309	$219,068,085	9,839,820	$361,876,958
Shares issued in
reinvestment of distributions	—	2	416,279	17,346,368
Shares redeemed	(2,016,373)	(68,678,787)	(3,426,364)	(123,301,929)
Net increase (decrease)	4,360,936	$150,389,300	6,829,735	$255,921,397

The accompanying notes are an integral part of these financial statements.

LARGE CAP GROWTH

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

RETAIL CLASS

	Six Months
	Ended
	April 30,
	2023	Year Ended October 31,
	(Unaudited)	2022	2021	2020	2019	2018
Net asset value,
beginning of period/year	$33.43	$47.27	$37.71	$32.51	$29.04	$26.41

INCOME FROM INVESTMENT OPERATIONS:
Net investment
income (loss) [1]	0.07	0.06	(0.03)	0.03	0.09	0.08
Net realized and unrealized
gain (loss) on investments	2.18	(9.40)	12.80	7.57	4.99	2.58
Total from
investment operations	2.25	(9.34)	12.77	7.60	5.08	2.66

LESS DISTRIBUTIONS:
From net
investment income	(0.10)	—	(0.01)	(0.08)	(0.14)	(0.03)
From net realized gain	(1.14)	(4.50)	(3.20)	(2.32)	(1.47)	—
Total distributions	(1.24)	(4.50)	(3.21)	(2.40)	(1.61)	(0.03)
Net asset value,
end of period/year	$34.44	$33.43	$47.27	$37.71	$32.51	$29.04
Total return	6.88%[2]	(21.90)%	36.14%	25.00%	18.61%	10.08%

SUPPLEMENTAL DATA:
Net assets, end of
period/year (millions)	$2.5	$2.7	$4.0	$3.0	$3.9	$4.2
Portfolio turnover rate	11%[2]	23%	19%	24%	20%	17%

RATIOS:
Expenses to
average net assets	0.95%[3]	0.94%	0.93%	0.95%	0.96%	0.99%
Net investment income (loss)
to average net assets	0.40%[3]	0.17%	(0.07)%	0.08%	0.31%	0.26%

[1]	Calculated based on the average number of shares outstanding.
[2]	Not annualized.
[3]	Annualized.

The accompanying notes are an integral part of these financial statements.

LARGE CAP GROWTH

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

INSTITUTIONAL CLASS

	Six Months
	Ended
	April 30,
	2023	Year Ended October 31,
	(Unaudited)	2022	2021	2020	2019	2018
Net asset value,
beginning of period/year	$33.69	$47.54	$37.89	$32.67	$29.11	$26.45

INCOME FROM INVESTMENT OPERATIONS:
Net investment
income (loss) [1]	0.10	0.16	0.08	0.10	0.17	0.15
Net realized and unrealized
gain (loss) on investments	2.20	(9.45)	12.87	7.60	5.01	2.57
Total from
investment operations	2.30	(9.29)	12.95	7.70	5.18	2.72

LESS DISTRIBUTIONS:
From net
investment income	(0.20)	(0.06)	(0.10)	(0.16)	(0.15)	(0.06)
From net realized gain	(1.14)	(4.50)	(3.20)	(2.32)	(1.47)	—
Total distributions	(1.34)	(4.56)	(3.30)	(2.48)	(1.62)	(0.06)
Net asset value,
end of period/year	$34.65	$33.69	$47.54	$37.89	$32.67	$29.11
Total return	6.97%[2]	(21.69)%	36.50%	25.27%	18.94%	10.32%

SUPPLEMENTAL DATA:
Net assets, end of
period/year (millions)	$399.3	$377.5	$501.8	$390.5	$327.2	$293.2
Portfolio turnover rate	11%[2]	23%	19%	25%	20%	17%

RATIOS:
Expenses to
average net assets	0.70%[3]	0.69%	0.68%	0.70%	0.71%	0.74%
Net investment income (loss)
to average net assets	0.62%[3]	0.42%	0.18%	0.29%	0.56%	0.50%

[1]	Calculated based on the average number of shares outstanding.
[2]	Not annualized.
[3]	Annualized.

The accompanying notes are an integral part of these financial statements.

MID CAP GROWTH

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

RETAIL CLASS

	Six Months
	Ended
	April 30,
	2023	Year Ended October 31,
	(Unaudited)	2022	2021	2020	2019	2018
Net asset value,
beginning of period/year	$22.90	$36.20	$24.37	$21.65	$18.62	$18.46

INCOME FROM INVESTMENT OPERATIONS:
Net investment
income (loss) [1]	(0.04)	(0.13)	(0.17)	(0.10)	(0.07)	(0.03)
Net realized and unrealized
gain (loss) on investments	1.59	(9.17)	12.58	4.02	3.62	0.19
Total from
investment operations	1.55	(9.30)	12.41	3.92	3.55	0.16

LESS DISTRIBUTIONS:
From net
investment income	—	—	—	—	—	—
From net realized gain	(1.31)	(4.00)	(0.58)	(1.20)	(0.52)	—
Total distributions	(1.31)	(4.00)	(0.58)	(1.20)	(0.52)	—
Net asset value,
end of period/year	$23.14	$22.90	$36.20	$24.37	$21.65	$18.62
Total return	6.83%[2]	(28.54)%	51.83%	18.85%	19.60%	0.87%

SUPPLEMENTAL DATA:
Net assets, end of
period/year (millions)	$46.8	$43.1	$41.6	$24.8	$26.7	$33.3
Portfolio turnover rate	21%[2]	16%	14%	27%	26%	44%

RATIOS:
Expenses to
average net assets	1.05%[3]	1.03%	1.04%	1.05%	1.08%	1.08%
Net investment income (loss)
to average net assets	(0.34)%[3]	(0.50)%	(0.56)%	(0.46)%	(0.38)%	(0.18)%

[1]	Calculated based on the average number of shares outstanding.
[2]	Not annualized.
[3]	Annualized.

The accompanying notes are an integral part of these financial statements.

MID CAP GROWTH

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

INSTITUTIONAL CLASS

	Six Months
	Ended
	April 30,
	2023	Year Ended October 31,
	(Unaudited)	2022	2021	2020	2019	2018
Net asset value,
beginning of period/year	$23.44	$36.88	$24.75	$21.92	$18.81	$18.61

INCOME FROM INVESTMENT OPERATIONS:
Net investment
income (loss) [1]	(0.01)	(0.07)	(0.10)	(0.05)	(0.03)	0.01
Net realized and unrealized
gain (loss) on investments	1.63	(9.37)	12.81	4.08	3.66	0.20
Total from
investment operations	1.62	(9.44)	12.71	4.03	3.63	0.21

LESS DISTRIBUTIONS:
From net
investment income	—	—	—	(0.00)[2]	(0.00)[2]	(0.01)
From net realized gain	(1.31)	(4.00)	(0.58)	(1.20)	(0.52)	—
Total distributions	(1.31)	(4.00)	(0.58)	(1.20)	(0.52)	(0.01)
Net asset value,
end of period/year	$23.75	$23.44	$36.88	$24.75	$21.92	$18.81
Total return	6.98%[3]	(28.37)%	52.25%	19.15%	19.86%	1.12%

SUPPLEMENTAL DATA:
Net assets, end of
period/year (millions)	$1,215.3	$1,192.0	$1,706.8	$1,242.7	$1,049.2	$971.1
Portfolio turnover rate	21%[3]	16%	14%	27%	26%	44%

RATIOS:
Expenses to
average net assets	0.80%[4]	0.78%	0.79%	0.80%	0.83%	0.83%
Net investment income (loss)
to average net assets	(0.09)%[4]	(0.26)%	(0.30)%	(0.21)%	(0.13)%	0.06%

[1]	Calculated based on the average number of shares outstanding.
[2]	Does not round to $0.01 or $(0.01), as applicable.
[3]	Not annualized.
[4]	Annualized.

The accompanying notes are an integral part of these financial statements.

SMALL CAP GROWTH

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

RETAIL CLASS

	Six Months
	Ended
	April 30,
	2023	Year Ended October 31,
	(Unaudited)	2022	2021	2020	2019	2018
Net asset value,
beginning of period/year	$29.87	$44.39	$27.78	$26.69	$26.95	$23.54

INCOME FROM INVESTMENT OPERATIONS:
Net investment
income (loss) [1]	(0.10)	(0.29)	(0.39)	(0.22)	(0.14)	(0.19)
Net realized and unrealized
gain (loss) on investments	1.13	(7.42)	19.57	3.59	2.33	3.60
Total from
investment operations	1.03	(7.71)	19.18	3.37	2.19	3.41

LESS DISTRIBUTIONS:
From net realized gain	—	(6.81)	(2.57)	(2.28)	(2.45)	—
Total distributions	—	(6.81)	(2.57)	(2.28)	(2.45)	—
Net asset value,
end of period/year	$30.90	$29.87	$44.39	$27.78	$26.69	$26.95
Total return	3.45%[2]	(20.15)%	73.51%	13.51%	9.19%	14.53%

SUPPLEMENTAL DATA:
Net assets, end of
period/year (millions)	$94.8	$86.0	$89.0	$45.7	$44.5	$48.9
Portfolio turnover rate	13%[2]	23%	50%	44%	21%	35%

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed	1.31%[3]	1.34%	1.39%	1.49%	1.49%	1.45%
After fees waived and
expenses absorbed	1.25%[3]	1.25%	1.25%	1.25%	1.21%	1.33%[4]

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed	(0.75)%[3]	(0.97)%	(1.17)%	(1.10)%	(0.82)%	(0.86)%
After fees waived and
expenses absorbed	(0.70)%[3]	(0.88)%	(1.03)%	(0.86)%	(0.54)%	(0.74)%

[1]	Calculated based on the average number of shares outstanding.
[2]	Not annualized.
[3]	Annualized.
[4]
Effective February 28, 2018, the Advisor has contractually agreed to limit the Retail Class’ annual ratio of expenses to 1.25% of the Retail Class’ daily net assets. The prior contractual limit was 1.55%.

The accompanying notes are an integral part of these financial statements.

SMALL CAP GROWTH

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

INSTITUTIONAL CLASS

	Six Months
	Ended
	April 30,
	2023	Year Ended October 31,
	(Unaudited)	2022	2021	2020	2019	2018
Net asset value,
beginning of period/year	$34.19	$49.69	$30.76	$29.25	$29.24	$25.47

INCOME FROM INVESTMENT OPERATIONS:
Net investment
income (loss) [1]	(0.08)	(0.23)	(0.33)	(0.18)	(0.09)	(0.14)
Net realized and unrealized
gain (loss) on investments	1.30	(8.46)	21.83	3.97	2.55	3.91
Total from
investment operations	1.22	(8.69)	21.50	3.79	2.46	3.77

LESS DISTRIBUTIONS:
From net
investment income	—	—	(2.57)	(2.28)	(2.45)	—
From net realized gain	—	(6.81)	—	—	—	—
Total distributions	—	(6.81)	(2.57)	(2.28)	(2.45)	—
Net asset value,
end of period/year	$35.41	$34.19	$49.69	$30.76	$29.25	$29.24
Total return	3.57%[2]	(19.95)%	73.96%	13.78%	9.41%	14.84%

SUPPLEMENTAL DATA:
Net assets, end of
period/year (millions)	$487.0	$321.0	$127.3	$43.0	$34.7	$31.3
Portfolio turnover rate	13%[2]	23%	50%	44%	21%	35%

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed	1.05%[3]	1.10%	1.14%	1.24%	1.28%	1.20%
After fees waived and
expenses absorbed	1.00%[3]	1.00%	1.00%	1.00%	1.00%	1.08%[4]

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed	(0.51)%[3]	(0.74)%	(0.92)%	(0.86)%	(0.62)%	(0.61)%
After fees waived and
expenses absorbed	(0.46)%[3]	(0.64)%	(0.78)%	(0.62)%	(0.34)%	(0.49)%

[1]	Calculated based on the average number of shares outstanding.
[2]	Not annualized.
[3]	Annualized.
[4]
Effective February 28, 2018, the Advisor has contractually agreed to limit the Institutional Class’ annual ratio of expenses to 1.00% of the Institutional Class’ daily net assets. The prior contractual limit was 1.30%.

The accompanying notes are an integral part of these financial statements.

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS April 30, 2023 (Unaudited)

NOTE 1 – ORGANIZATION

Large Cap Growth, Mid Cap Growth, and Small Cap Growth (the “Funds”) are each a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.” Large Cap Growth, which originally commenced operations on March 31, 2009, reorganized with the Century Shares Trust effective as of the close of business September 15, 2017, and assumed the accounting and performance history of the Century Shares Trust. Accordingly, Large Cap Growth has now adopted the inception date of the Century Shares Trust, which commenced operations on March 15, 1928. Mid Cap Growth commenced operations on October 31, 2012. Small Cap Growth was reorganized from the Century Small Cap Select Fund, effective as of the close of business September 15, 2017, and assumed the accounting and performance history of the Century Small Cap Select Fund, which commenced operations on December 9, 1999. Both the Century Shares Trust and the Century Small Cap Select Fund were series of the Century Capital Management Trust.

The Funds offer Retail Class and Institutional Class shares. Each class of shares has equal rights as to earnings and assets except that Retail Class shares bear distribution expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments, are allocated to each class of shares based on its relative net assets.

Large Cap Growth and Small Cap Growth’s investment objectives are to seek long-term capital growth. Mid Cap Growth’s investment objective is to seek long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.	Security Valuation. All equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), that are traded

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS April 30, 2023 (Unaudited) (Continued)

on U.S. or foreign national securities exchanges are valued at the last reported sale price on the exchange on which the security is principally traded or the exchange’s official closing price, if applicable. If, on a particular day, an exchange-traded security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities, which may include REITs, BDCs, and MLPs, that are not traded on a listed exchange are valued at the last sale price in the over the counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid price and asked price will be used.

Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the “Board”) has adopted a Valuation Policy designating Congress Asset Management Company, LLP (the “Advisor”) as the Funds’ Valuation Designee. Under Rule 2a-5, the Valuation Designee shall determine the fair value of securities for which readily available market quotes are not available in accordance with procedures approved by the Board.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS April 30, 2023 (Unaudited) (Continued)

particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of April 30, 2023. See the Schedules of Investments for industry breakouts.

Large Cap Growth
	Level 1	Level 2	Level 3	Total
Common Stocks	$399,498,553	$—	$—	$399,498,553
Short-Term Investments	1,944,276	—	—	1,944,276
Total Investments
in Securities	$401,442,829	$—	$—	$401,442,829

Mid Cap Growth
	Level 1	Level 2	Level 3	Total
Common Stocks	$1,250,379,518	$—	$—	$1,250,379,518
Short-Term Investments	11,753,481	—	—	11,753,481
Total Investments
in Securities	$1,262,132,999	$—	$—	$1,262,132,999

Small Cap Growth
	Level 1	Level 2	Level 3	Total
Common Stocks	$562,670,320	$—	$—	$562,670,320
Short-Term Investments	18,851,395	—	—	18,851,395
Total Investments
in Securities	$581,521,715	$—	$—	$581,521,715

B.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS April 30, 2023 (Unaudited) (Continued)

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net unrealized and realized gain or loss from investments.

The Funds do not isolate net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.
Federal Income Taxes. Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provisions for federal income taxes or excise taxes have been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net income losses incurred after December 31 and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year.

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS April 30, 2023 (Unaudited) (Continued)

As of the most recent fiscal year ended October 31, 2022, the Funds had capital loss carry-forward and deferred post-October and late-year losses as follows:

	Capital Loss	Post-October	Late-Year
	Carry-Forward	Losses	Losses
Large Cap Growth	$—	$—	$—
Mid Cap Growth	—	—	3,019,464
Small Cap Growth	4,115,070	—	1,993,881

As of April 30, 2023, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdictions as U.S. Federal and the Commonwealth of Massachusetts. As of April 30, 2023, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

D.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex- dividend date. Dividends received from MLPs & REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

E.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Funds are normally declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS April 30, 2023 (Unaudited) (Continued)

G.
Share Valuation. The net asset value (“NAV”) per share of the Funds are calculated by dividing the sum of the value of the securities held by the Funds, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Funds, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The offering and redemption price is equal to the Funds’ net asset value per share. The Funds charged a 1.00% redemption fee on shares held less than 90 days, however, the redemption fee was eliminated for Large Cap Growth and Small Cap Growth as of close of business day on September 15, 2017, and Mid Cap Growth as of April 30, 2016. This fee was deducted from the redemption proceeds otherwise payable to the shareholder. The Funds retained the fee charged as paid-in capital and such fees became part of the Funds’ daily NAV calculation.

H.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

I.
Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board approved liquidity risk management program (the “program”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any investment that each Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

J.
Recently Issued Accounting Pronouncements. In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 202203 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact of these amendments on their financial statements.

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS April 30, 2023 (Unaudited) (Continued)

K.
Subsequent Events. In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Funds have determined that there were no subsequent events that would need to be disclosed in the Funds financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Congress Asset Management Company, LLP (the “Advisor”) provides each Fund with investment management services under an Investment Advisory Agreement (the “Advisory Agreement”). Under the Advisory Agreement, the Advisor furnishes all investment advice, office space, and certain administrative services, and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor is entitled to a monthly fee. For each of the Funds, the Advisor is entitled to a monthly fee as compensation for its services at the annual rates shown in the following table:

Large Cap Growth	0.50%
Mid Cap Growth	0.60%
Small Cap Growth	0.85%

The advisory fees incurred during the six months ended April 30, 2023, are disclosed in the Statements of Operations. The investment advisory fees incurred are paid monthly to the Advisor, net of any monthly waiver or reimbursement discussed below.

The Advisor has contractually agreed to limit each Fund’s expense ratio as follows by reducing all or a portion of its fees and reimbursing the Fund’s expenses so that its ratio of expenses to average net assets will not exceed:

Current
Large Cap Growth	0.95%
Mid Cap Growth	0.85%
Small Cap Growth	1.00%

The contract’s term is indefinite and may be terminated only by the Board. The amount of fees waived and expenses absorbed during the six months ended April 30, 2023, are disclosed in the Statements of Operations. Amounts due from the Advisor are paid monthly to the Funds, if applicable.

The Advisor may recapture a portion of the following amounts no later than the dates as stated below. Any recapture of a fee waived or expense reimbursed should occur before the end of the third year following the period to which the fee waiver and/or expense absorption relates.

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS April 30, 2023 (Unaudited) (Continued)

The Funds must pay their current ordinary operating expenses before the Advisor is entitled to any reimbursement. Additionally, the Advisor may only be reimbursed if the amount actually paid by the Fund toward operating expenses for such period (taking into account any reimbursement) does not exceed the lesser expense cap in place at the time of waiver or reimbursement. Any such reimbursement is also contingent upon the Board’s review.

Small Cap Growth:

Expiration	Amount
October 31, 2023	$94,756
October 31, 2024	203,049
October 31, 2025	296,189
April 30, 2026	130,221
$724,215

The Large Cap Growth and Mid Cap Growth Funds did not waive any fees during the six months ended April 30, 2023 and had no previously-waived fees available for reimbursement.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ administrator, fund accountant, and transfer agent. In those capacities, Fund Services maintains the Funds’ books and records, calculates each Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of the Funds’ expenses, reviews expense accruals, and prepares materials supplied to the Board. The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services. Fees paid by the Funds to Fund Services for these services for the six months ended April 30, 2023, are disclosed in the Statements of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. U.S. Bank N.A. serves as custodian to the Funds. U.S. Bank N.A. is an affiliate of Fund Services.

The Funds have adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act with respect to the Retail Class. The Plan provides that each Fund may pay a fee to the Distributor at an annual rate up to 0.25% of the average daily net assets of the Retail Class of each Fund. These fees may be used by the Distributor to provide compensation for sales support, distribution activities, or shareholder servicing activities. Distribution fees incurred by the Funds during the six months ended April 30, 2023, are disclosed in the Statements of Operations.

Each Fund has entered into sub-transfer agent arrangements (the “Arrangements”), for sub-transfer agent fees paid to third-party intermediaries,

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS April 30, 2023 (Unaudited) (Continued)

with respect to each Fund. All Arrangements must be approved by the Board. For the six months ended April 30, 2023, sub-transfer agent fees incurred by the Funds are disclosed in the Statements of Operations.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

The cost of purchases and the proceeds from the sale or maturity of securities, excluding short-term securities, for the six months ended April 30, 2023, were as follows:

Fund	Purchases	Sales/Maturities
Large Cap Growth	$44,339,995	$44,878,037
Mid Cap Growth	264,809,760	322,208,453
Small Cap Growth	211,577,078	60,767,902

There were no purchases or sales of long-term U.S. Government securities for the six months ended April 30, 2023.

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended April 30, 2023, and the year ended October 31, 2022 as applicable, were as follows:

Large Cap Growth:
	2023	2022
Distributions paid from:
Ordinary income	$2,208,117	$599,637
Long-term capital gain [1]	12,769,776	47,441,346
	$14,977,893	$48,040,983

Mid Cap Growth:
	2023	2022
Distributions paid from:
Ordinary income	$—	$3,257,251
Long-term capital gain [1]	65,743,990	187,767,057
	$65,743,990	$191,024,308

Small Cap Growth:
	2023	2022
Distributions paid from:
Ordinary income	$—	$11,189,602
Long-term capital gain [1]	—	22,818,561
	$—	$34,008,163

[1]	Designated as long-term capital gain dividend, pursuant of Internal Revenue Code Section 852(b)(3).

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS April 30, 2023 (Unaudited) (Continued)

The components of accumulated earnings (losses) on a tax basis as of the most recent fiscal year ended October 31, 2022, were as follows 2:

	Large Cap	Mid Cap	Small Cap
	Growth	Growth	Growth
Cost of investments	$211,042,157	$936,824,633	$399,886,235
Gross tax unrealized
appreciation	172,886,425	363,933,054	62,650,213
Gross tax unrealized
depreciation	(3,949,174)	(65,396,621)	(56,598,020)
Net unrealized
appreciation
(depreciation)	168,937,251	298,536,433	6,052,193
Undistributed
ordinary income	1,719,833	—	—
Undistributed long-term
capital gain	12,769,761	65,743,498	—
Total distributable
earnings	14,489,594	65,743,498	—
Other accumulated
gains (losses)	—	(3,019,464)	(6,108,951)
Total distributable
(accumulated)
earnings (losses)	$183,426,845	$361,260,467	$(56,758)

[2]	The differences between book and tax basis were primarily due to wash sale and transfer-in-kind adjustments.

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS April 30, 2023 (Unaudited) (Continued)

NOTE 6 – CREDIT FACILITY

U.S. Bank N.A. has made available to the Funds credit facilities pursuant to separate Loan and Security Agreements for temporary or extraordinary purposes. Credit facility activity for the six months ended April 30, 2023, was as follows:

	Large Cap	Mid Cap	Small Cap
	Growth	Growth	Growth
Maximum available credit	$15,000,000	$30,000,000	$10,000,000
Largest amount outstanding
on an individual day	—	9,939,000	—
Average balance when in use	—	5,251,750	—
Loan outstanding as
of April 30, 2022	—	—	—
Average interest rate
when in use	—	7.25%	—

Interest expense for the six months ended April 30, 2023, is disclosed in the Statements of Operations, if applicable.

CONGRESS FUNDS

EXPENSE EXAMPLES For the Six Months Ended April 30, 2023 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment advisory fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (11/1/2022-4/30/2023).

Actual Expenses

The “Actual” lines of the following tables provide information about actual account values based on actual returns and actual expenses. Although the Funds charge no sales loads, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Fund Services, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently a $15 fee is charged by Fund Services. An Individual Retirement Account will be charged a $15 annual maintenance fee. To the extent the Funds invest in shares of other investment companies as part of their investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds may vary. These expenses are not included in the following examples. The following examples include, but are not limited to, investment advisory fees, fund accounting fees, fund administration fees, custody fees, and transfer agent fees. However, the following examples do not include portfolio trading commissions and related expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled, “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The “Hypothetical” lines of the following tables provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

CONGRESS FUNDS

EXPENSE EXAMPLES For the Six Months Ended April 30, 2023 (Unaudited) (Continued)

Large Cap Growth

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	11/1/2022	4/30/2023	11/1/2022 – 4/30/2023 [1]
Retail Class Actual	$1,000.00	$1,068.80	$4.87
Retail Class Hypothetical
(5% annual return
before expenses)	1,000.00	1,020.08	4.76

Institutional Class Actual	1,000.00	1,069.70	3.59
Institutional Class Hypothetical
(5% annual return
before expenses)	1,000.00	1,021.32	3.51

[1]
For the Fund’s Retail and Institutional Class shares, expenses are equal to the annualized expense ratio for the most recent six-month period of 0.95% and 0.70%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Mid Cap Growth

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	11/1/2022	4/30/2023	11/1/2022 – 4/30/2023 [2]
Retail Class Actual	$1,000.00	$1,068.30	$5.38
Retail Class Hypothetical
(5% annual return
before expenses)	1,000.00	1,019.59	5.26

Institutional Class Actual	1,000.00	1,069.80	4.11
Institutional Class Hypothetical
(5% annual return
before expenses)	1,000.00	1,020.83	4.01

[2]
For the Fund’s Retail and Institutional Class shares, expenses are equal to the annualized expense ratio for the most recent six-month period of 1.05% and 0.80%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

CONGRESS FUNDS

EXPENSE EXAMPLES For the Six Months Ended April 30, 2023 (Unaudited) (Continued)

Small Cap Growth

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	11/1/2022	4/30/2023	11/1/2022 – 4/30/2023 [3]
Retail Class Actual	$1,000.00	$1,034.50	$6.31
Retail Class Hypothetical
(5% annual return
before expenses)	1,000.00	1,018.60	6.26

Institutional Class Actual	1,000.00	1,035.70	5.05
Institutional Class Hypothetical
(5% annual return
before expenses)	1,000.00	1,019.84	5.01

[3]
For the Fund’s Retail and Institutional Class shares, expenses are equal to the annualized expense ratio for the most recent six-month period of 1.25% and 1.00%, respectively (reflecting fee waivers in effect), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

CONGRESS FUNDS

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (888) 688-1299. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent period ended June 30 is available without charge, upon request, by calling (888) 688-1299. Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Funds’ quarterly holdings for the most recent fiscal year can be obtained by accessing the Funds’ website at www.congressasset.com. The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Part F of Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov. The Funds’ Form N-PORT may also be obtained by calling (888) 688-1299.

INFORMATION ABOUT HOUSEHOLDING (Unaudited)

Each year, you are automatically sent an updated prospectus as well as annual and semi-annual reports for the Funds, if applicable. To reduce expenses, we may mail only one copy of the Funds’ prospectuses and annual and semi-annual reports to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (888) 688-1299 (or contact your financial institution). We will begin sending you individual copies thirty days after receiving your request.

INFORMATION ABOUT THE FUNDS’ TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (888) 688-1299. Furthermore, you can obtain the SAI on the SEC’s website www.sec.gov or the Funds’ website www.congressasset.com.

CONGRESS FUNDS

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

The Funds have adopted a liquidity risk management program (the “program”). The Board has designated the Advisor to serve as the administrator of the program. Personnel of the Advisor conducts the day-to-day operation of the programs pursuant to policies and procedures administered by the Advisor.

Under the program, the Advisor manages each Fund’s liquidity risk, which is the risk that the Funds could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Funds. This risk is managed by monitoring the degree of liquidity of each Fund’s investments, limiting the amount of each Fund’s illiquid investments, and utilizing various risk management tools and facilities available to each Fund for meeting shareholder redemptions, among other means. The Advisor’s process of determining the degree of liquidity of each Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by the Advisor regarding the operation and effectiveness of the program for the period January 1, 2022 through December 31, 2022. No significant liquidity events impacting the Funds were noted in the report. In addition, the Advisor provided its assessment that the program had been effective in managing the Funds’ liquidity risk.

(This Page Intentionally Left Blank.)

CONGRESS FUNDS

PRIVACY NOTICE (Unaudited)

The Funds collect non-public personal information about you from the following sources:

• Information we receive about you on applications or other forms;

• Information you give us verbally; and/or

• Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. All shareholder records will be disposed of in accordance with applicable law. We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker- dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

This page is not a part of the Semi-Annual Report.

Advisor
CONGRESS ASSET MANAGEMENT COMPANY, LLP
2 Seaport Lane
Boston, Massachusetts  02210

Distributor
QUASAR DISTRIBUTORS, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin  53202

Custodian
U.S. BANK N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin  53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

Independent Registered Public Accounting Firm
TAIT, WELLER & BAKER LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania  19102

Legal Counsel
SULLIVAN & WORCESTER LLP
1633 Broadway, 32nd Floor
New York, New York  10019

Congress Large Cap Growth Fund
Retail Class	Institutional Class
Symbol – CAMLX	Symbol – CMLIX
CUSIP – 742935216	CUSIP – 74316J789

Congress Mid Cap Growth Fund
Retail Class	Institutional Class
Symbol – CMIDX	Symbol – IMIDX
CUSIP – 74316J466	CUSIP – 74316J458

Congress Small Cap Growth Fund
Retail Class	Institutional Class
Symbol – CSMVX	Symbol – CSMCX
CUSIP – 74316P728	CUSIP – 74316P710

(b)  Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has adopted a nominating committee charter that contains the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.  There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees for the period.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fiscal period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)      /s/Jason Hadler
Jason Hadler, President/Principal Executive Officer

Date    July 7, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Jason Hadler
Jason Hadler, President/Principal Executive Officer

Date    July 7, 2023

By (Signature and Title)      /s/Craig Benton
Craig Benton, Treasurer/Principal Financial Officer

Date    July 7, 2023

* Print the name and title of each signing officer under his or her signature.